Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Earnings per share
Net profit attributable to shareholders	$ 8,095	$ 7,990	$ 7,445
Adjustment for Restricted Share Plan (RSP) dividends	(5)	(6)	(5)
Adjustment for potential dilution: Distributions to convertible loan capital holders	283	253	222
Adjusted net profit attributable to shareholders - Basic	8,090	7,984	7,440
Adjusted net profit attributable to shareholders - Diluted	$ 8,378	$ 8,243	$ 7,667
Weighted average number of ordinary shares on issue	3,414	3,364	3,322
Treasury shares (including RSP share rights)	(8)	(9)	(9)
Adjustment for potential dilution: Share-based payments	3	4	4
Adjustment for potential dilution: Convertible loan capital	232	236	203
Adjusted weighted average number of ordinary shares - Basic	3,406	3,355	3,313
Adjusted weighted average number of ordinary shares - Diluted	3,641	3,595	3,520
Earnings per ordinary share - Basic (in dollars per share)	$ 2.375	$ 2.380	$ 2.246
Earnings per ordinary share - Diluted (in dollars per share)	$ 2.301	$ 2.293	$ 2.178